     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 10, 2003



                                              SECURITIES ACT FILE NO. 333-104966


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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                   FORM N-14

                             REGISTRATION STATEMENT
                                   UNDER THE
                             SECURITIES ACT OF 1933


[ ]             Pre-Effective Amendment No. ____
[X]             Post-Effective Amendment No. 1


                        (Check appropriate box or boxes)
                             ---------------------
                          VAN KAMPEN SERIES FUND, INC.
    (Exact Name of Registrant as Specified in Certificate of Incorporation)

      1 PARKVIEW PLAZA, PO BOX 5555, OAKBROOK TERRACE, ILLINOIS 60181-5555
                    (Address of Principal Executive Offices)
                        TELEPHONE NUMBER: (630) 684-6000
                        (Area Code and Telephone Number)

                              A. THOMAS SMITH III
                     MANAGING DIRECTOR AND GENERAL COUNSEL
                          VAN KAMPEN INVESTMENTS INC.
                          1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                                 (212) 762-5260
                    (Name and Address of Agent for Service)
                             ---------------------
                                   COPIES TO:

                             WAYNE W. WHALEN, ESQ.

                            CHARLES B. TAYLOR, ESQ.

                SKADDEN, ARPS, SLATE, MEAGHER & FLOM (ILLINOIS)
                             333 WEST WACKER DRIVE
                            CHICAGO, ILLINOIS 60606
                                 (312) 407-0700
                             ---------------------

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this registration statement becomes effective. It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.


     Title of securities being registered: shares of common stock, par value $0.001 per share. The Registrant has registered an indefinite number of shares of common stock based on Section 24(f) of the Investment Company Act of 1940, as amended, and is in a continuous offering of such shares under an effective registration statement (File Nos. 33-51294 and 811-7140). No filing fee is due herewith because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

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


                                EXPLANATORY NOTE



     This Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 hereby incorporates by reference in their entirety the Prospectus/Proxy Statement and the Statement of Additional Information from the Registrant's filing made on May 2, 2003 and no changes to such documents are made hereby. The primary purpose of this filing is to add exhibits to the Registration Statement.

                                     PART C
                               OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

     Reference is made to Article VII of the Registrant's Articles of Incorporation. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS

        1.1    Articles of Amendment and Restatement(1)
        1.2    Articles Supplementary (adding Registrant's Japanese Equity
               Fund) to the Amended and Restated Articles of Incorporation(2)
        1.3    Articles Supplementary (adding Registrant's Global Equity,
               Emerging Market Debt, Mid Cap Growth, Equity Growth and
               Value Funds) to the Amended and Restated Articles of
               Incorporation(3)
        1.4    Articles Supplementary (changing the name of Morgan Stanley
               Equity Growth to Van Kampen Equity Growth) to the Amended and Restated Articles of Incorporation(6)
        1.5    Articles Supplementary (adding Registrant's Global Franchise
               Fund) to the Amended and Restated Articles of Incorporation(6)
        1.6 Articles of Amendment (changing the corporate name from Morgan Stanley Fund, Inc. to Van Kampen Series Fund,
               Inc.)(7)
        1.7    Articles Supplementary (changing the name of each fund)(7)
        1.8    Articles Supplementary (changing the name of Van Kampen
               Aggressive Equity Fund to Van Kampen Focus Equity Fund)(9)
        1.9    Articles Supplementary (changing the name of Van Kampen
               Global Franchise Fund to Van Kampen Tax Managed Global
               Franchise Fund)(10)
        1.10   Articles Supplementary (changing the name of Van Kampen
               Asian Growth Fund to Van Kampen Asian Equity Fund; Van
               Kampen European Equity Fund to Van Kampen European Value
               Equity Fund; Van Kampen Global Equity Fund to Van Kampen
               Global Value Equity Fund and Van Kampen Tax Managed Global
               Franchise Fund to Van Kampen Global Franchise Fund,) to the
               Amended and Restated Articles of Incorporation(12)
        2.     Amended and Restated By-Laws(1)
        3.     Not applicable.
        4.1    Form of Agreement and Plan of Reorganization between Van
               Kampen Tax Managed Equity Growth Fund and Van Kampen Equity
               Growth Fund+
        5. Specimen stock certificates relating to all of the Funds of the Registrant(4)
        6.1    Investment Advisory Agreement(11)
        6.2    Investment Sub-Advisory Agreement, Morgan Stanley Dean
               Witter Investment Management Inc., formerly, Morgan Stanley
               Asset Management Inc.(4)
        6.3.1  Investment Sub-Advisory Agreement, Miller Anderson &
               Sherrerd, LLP(4)
        6.3.2  Amendment No. 1 to the Investment Sub-Advisory Agreement,
               Miller Anderson & Sherrerd, LLP(11)

        7.1    Distribution Agreement(3)
        7.2    Form of Dealer Agreement(8)
        7.3    Form of Broker Fully Disclosed Clearing Agreement(8)
        7.4    Form of Bank Fully Disclosed Clearing Agreement(8)
        8.1    Form of Trustee Deferred Compensation Agreement(5)
        8.2    Form of Trustee Retirement Plan(5)
        9.1    Custodian Contract(13)
        9.2    Amendment to Custodian Contract(13)
       10.1    Transfer Agency and Service Agreement(13)
       10.2    Fund Accounting Agreement(13)
       10.2.1  Amendments to Fund Accounting Agreement(13)
       10.3    Amended and Restated Legal Services Agreement(13)
       10.4.1  Plan of Distribution for Class A Shares of the Asian Growth,
               American Value, Worldwide High Income, Emerging Markets,
               Latin American, Global Equity Allocation, International
               Magnum and Focus Equity (formerly Aggressive Equity)
               Funds(3)
       10.4.2  Plan of Distribution of the Japanese Equity, European
               Equity, Growth and Income II, Global Equity, Emerging
               Markets Debt, Mid Cap Growth, Equity Growth, Value and Tax
               Managed Global Franchise Funds(3)
       10.4.3  Amended and Restated Plan of Distribution for Class B and
               Class C Shares of the Asian Growth, American Value,
               Worldwide High Income, Emerging Markets, Latin American,
               Global Equity Allocation, International Magnum, Focus Equity
               (formerly Aggressive Equity), Global Equity, Emerging
               Markets Debt, Mid Cap Growth, Equity Growth, Value and Tax
               Managed Global Franchise Funds(3)
       10.4.4  Plan of Distribution for Class B and Class C Shares of the
               Japanese Equity, European Equity and Growth and Income II
               Funds(3)
       10.5    Form of Amended and Restated Service Plan(13)
       10.6    Amended and Restated Multi-Class Plan(13)
       11.1    Opinion of Counsel(7)
       11.2    Consent of Counsel++
       12. Opinion and Consent of Counsel supporting tax matters and consequences+++
       13.     Not applicable
       14.1    Consent of Deloitte and Touche LLP++
       14.2    Consent of Ernst & Young LLP++
       15.     Not applicable
       16.     Power of Attorney(13)
       17.     Not applicable


---------------

  + Filed as Appendix A to the Reorganization Statement of Additional Information and incorporated herein by reference to Registrant's Registration Statement on Form N-14 (File No. 333-104966) as filed with the SEC via EDGAR on May 2, 2003.


 ++  Filed herewith.

+++  To be filed by further amendment.

 (1) Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

 (2) Incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 18, 1996.

 (3) Incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on December 31, 1996.

 (4) Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on August 29, 1997.

 (5) Incorporated herein by reference to Post-Effective 81 to Van Kampen Harbor Fund's Registration Statement on Form N-1A (File Nos. 2-12685 and 811-734), as filed with the SEC via EDGAR on April 29, 1999.

 (6) Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on July 1, 1998.

 (7) Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on September 28, 1998.

 (8) Incorporated herein by reference to Pre-Effective Amendment No. 1 to Van Kampen Equity Trust II Registration Statement on Form N-1A (File Nos. 333-75493 and 811-9279), as filed with the SEC via EDGAR on June 4, 1999.

 (9) Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 28, 1999.

(10) Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 33-51294 and 811-7140), as filed with the SEC via EDGAR on March 7, 2000.

(11) Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 27, 2000.

(12) Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-151294 and 811-7140), as filed with the SEC via EDGAR on October 26, 2001.


(13) Incorporated herein by reference to the Registrant's Registration Statement on Form N-14 (File No. 333-104966 and 811-7140), as filed with the SEC via EDGAR on May 2, 2003.


ITEM 17.  UNDERTAKINGS

     (a) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (b) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (c) The undersigned registrant agrees to file, by post-effective amendment to the registration statement, an opinion of counsel supporting the tax consequences of the proposed reorganization as soon as practicable after the closing of the reorganization.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on June 10, 2003.


                                          VAN KAMPEN SERIES FUND, INC.
                                          By:    /s/ A. THOMAS SMITH III
                                            ------------------------------------
                                                    A. Thomas Smith III,
                                                Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                 SIGNATURES                                    TITLE                    DATE
                 ----------                                    -----                    ----
           /s/ MITCHELL M. MERIN*                     Director and President
---------------------------------------------
              Mitchell M. Merin

            /s/ JOHN L. SULLIVAN*                 Vice President, Chief Financial
---------------------------------------------          Officer and Treasurer
              John L. Sullivan

           /s/ J. MILES BRANAGAN*                            Director
---------------------------------------------
              J. Miles Branagan

            /s/ JERRY D. CHOATE*                             Director
---------------------------------------------
               Jerry D. Choate

           /s/ LINDA HUTTON HEAGY*                           Director
---------------------------------------------
             Linda Hutton Heagy

            /s/ R. CRAIG KENNEDY*                            Director
---------------------------------------------
              R. Craig Kennedy

             /s/ JACK E. NELSON*                             Director
---------------------------------------------
               Jack E. Nelson

         /s/ RICHARD F. POWERS, III*                         Director
---------------------------------------------
           Richard F. Powers, III

            /s/ WAYNE W. WHALEN*                             Director
---------------------------------------------
               Wayne W. Whalen

           /s/ SUZANNE H. WOOLSEY*                           Director
---------------------------------------------
             Suzanne H. Woolsey
---------------
* Signed by A. Thomas Smith III pursuant to a power of attorney previously filed.




           /s/ A. THOMAS SMITH III                                                  June 10, 2003
---------------------------------------------
             A. Thomas Smith III
              Attorney-in-Fact

                       SCHEDULE OF EXHIBITS TO FORM N-14
                         VAN KAMPEN EQUITY GROWTH FUND


EXHIBIT
-------
11.2      Consent of Counsel
14.1      Consent of Deloitte & Touche LLP
14.2      Consent of Ernst & Young LLP